Segment information - Schedule of geographical breakdown of non current assets (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Intangible assets	€ 599,664	€ 625,379	€ 594,932	€ 631,002	€ 662,999
Tangible Assets	29,721	37,904		51,355
Investments in associates and joint ventures	2,844	3,497		2,895
Other non-current receivables	12,995	12,516		15,170
Non-current assets	680,513	709,888		712,771
Switzerland
Disclosure of geographical areas [line items]
Intangible assets	575,310	600,719		607,589
Tangible Assets	1,242	1,792		3,351
Investments in associates and joint ventures	3,339	3,915		2,791
Other non-current receivables	3,475	1,964		100
Non-current assets	583,366	608,390		613,831
Australia
Disclosure of geographical areas [line items]
Intangible assets	10,240	11,087		11,927
Tangible Assets	2,324	2,082		2,453
Investments in associates and joint ventures	0	0		0
Other non-current receivables	217	227		194
Non-current assets	12,781	13,396		14,574
Italy
Disclosure of geographical areas [line items]
Intangible assets	945	1,094		1,379
Tangible Assets	6,387	8,859		10,484
Investments in associates and joint ventures	0	0		0
Other non-current receivables	283	288		358
Non-current assets	7,615	10,241		12,221
Japan
Disclosure of geographical areas [line items]
Intangible assets				2,640
Tangible Assets				1,177
Investments in associates and joint ventures				0
Other non-current receivables				135
Non-current assets				3,952
Singapore
Disclosure of geographical areas [line items]
Intangible assets	643	664
Tangible Assets	599	3,381
Investments in associates and joint ventures	0	0
Other non-current receivables	967	1,003
Non-current assets	2,209	5,048
Rest of the world
Disclosure of geographical areas [line items]
Intangible assets	12,526	11,815		7,467
Tangible Assets	19,169	21,790		33,890
Investments in associates and joint ventures	(495)	(418)		104
Other non-current receivables	8,053	9,034		14,383
Non-current assets	39,253	42,221		55,844
Significant countries
Disclosure of geographical areas [line items]
Intangible assets	599,664	625,379		631,002
Tangible Assets	29,721	37,904		51,355
Investments in associates and joint ventures	2,844	3,497		2,895
Other non-current receivables	12,995	12,516		15,170
Non-current assets	€ 645,224	€ 679,296		€ 700,422